As filed with the Securities and Exchange Commission on September 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  April 30, 2015

Date of reporting period:  July 31, 2014

Item 1. Schedules of Investments.

SiM Dynamic Allocation Diversified Income Fund
Schedule of Investments
at July 31, 2014 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS - 98.1%
	Equity ETFs - 38.6%
869	Energy Select Sector SPDR Fund	$83,971
3,011	Health Care Select Sector SPDR Fund	183,430
4,232	iShares Cohen & Steers Realty Majors Index Fund	371,823
28,757	iShares Mortgage Real Estate Capped ETF	355,437
5,067	iShares MSCI EAFE Index Fund	337,412
7,155	iShares MSCI Emerging Markets Index	313,532
4,911	iShares Russell 1000 Growth Index Fund	438,208
3,635	iShares Russell 1000 Value Index Fund	360,010
1,901	iShares Russell 2000 Growth Index Fund	246,769
1,738	iShares Russell 2000 Value Index Fund	167,491
2,443	iShares Russell Midcap Growth Index Fund	211,637
2,467	iShares Russell Midcap Value Index Fund	172,887
7,366	SPDR Barclays Capital Convertible Securities ETF	365,575
5,445	Technology Select Sector SPDR Fund	212,301
4,341	Vanguard Growth ETF	422,640
5,107	Vanguard Value ETF	408,458
		4,651,581
	Fixed Income ETFs - 59.5%
2,637	iShares Barclays 7-10 Year Treasury Bond Fund	272,033
8,979	iShares Barclays Credit Bond Fund	997,387
11,410	iShares Barclays MBS Bond Fund	1,227,374
2,336	iShares Barclays TIPS Bond Fund	268,430
11,703	iShares iBoxx $ High Yield Corporate Bond Fund	1,081,825
8,615	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,021,308
5,614	iShares JP Morgan USD Emerging Markets Bond Fund	643,252
14,157	iShares S&P U.S. Preferred Stock Index Fund	559,626
26,712	SPDR Barclays Capital High Yield Bond ETF	1,083,172
		7,154,407
	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,728,312)	11,805,988

	SHORT-TERM INVESTMENTS - 2.5%
306,027	Fidelity Institutional Money Market Portfolio - Class I, 0.05% (a)	306,027
	TOTAL SHORT-TERM INVESTMENTS (Cost $306,027)	306,027

	Total Investments in Securities (Cost $11,034,339) - 100.6%	12,112,015
	Liabilities in Excess of Other Assets - (0.6)%	(76,216)
	NET ASSETS - 100.0%	$12,035,799

ETF -	Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of July 31, 2014.

SiM Dynamic Allocation Equity Income Fund
Schedule of Investments
at July 31, 2014 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS - 97.9%
	Equity ETFs - 88.7%
7,843	Energy Select Sector SPDR Fund	$757,869
28,548	Health Care Select Sector SPDR Fund	1,739,144
30,487	iShares Cohen & Steers Realty Majors Index Fund	2,678,588
61,185	iShares Mortgage Real Estate Capped ETF	756,247
45,123	iShares MSCI EAFE Index Fund	3,004,740
59,473	iShares MSCI Emerging Markets Index	2,606,107
40,769	iShares Russell 1000 Growth Index Fund	3,637,818
29,439	iShares Russell 1000 Value Index Fund	2,915,638
17,343	iShares Russell 2000 Growth Index Fund	2,251,295
18,987	iShares Russell 2000 Value Index Fund	1,829,777
22,655	iShares Russell Midcap Growth Index Fund	1,962,602
18,789	iShares Russell Midcap Value Index Fund	1,316,733
24,898	SPDR Barclays Capital Convertible Securities ETF	1,235,688
50,103	Technology Select Sector SPDR Fund	1,953,516
36,389	Vanguard Growth ETF	3,542,833
42,066	Vanguard Value ETF	3,364,439
		35,553,034
	Fixed Income ETFs - 9.2%
965	iShares Barclays 7-10 Year Treasury Bond Fund	99,549
4,234	iShares Barclays Credit Bond Fund	470,313
5,416	iShares Barclays MBS Bond Fund	582,599
866	iShares Barclays TIPS Bond Fund	99,512
5,397	iShares iBoxx $ High Yield Corporate Bond Fund	498,899
4,831	iShares iBoxx $ Investment Grade Corporate Bond Fund	572,715
2,757	iShares JP Morgan USD Emerging Markets Bond Fund	315,897
14,000	iShares S&P U.S. Preferred Stock Index Fund	553,420
12,319	SPDR Barclays Capital High Yield Bond ETF	499,536
		3,692,440
	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,650,752)	39,245,474

	SHORT-TERM INVESTMENTS - 2.7%
1,099,806	Fidelity Institutional Money Market Portfolio - Class I, 0.05% (a)	1,099,806
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,099,806)	1,099,806

	Total Investments in Securities (Cost $30,750,558) - 100.6%	40,345,280
	Liabilities in Excess of Other Assets - (0.6)%	(247,128)
	NET ASSETS - 100.0%	$40,098,152

ETF -	Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of July 31, 2014.

SiM Dynamic Allocation Funds
Notes to Schedule of Investments
July 31, 2014 (Unaudited)

Note 1 – Securities Valuation

The SiM Dynamic Allocation Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks, REITs, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2014:

SiM Dynamic Allocation Diversified Income Fund
	Level 1	Level 2	Level 3	Total
Exchanged-Traded Funds
Equity	$4,651,581	$-	$-	$4,651,581
Fixed Income	7,154,407	-	-	7,154,407
Total Exchange-Traded Funds	11,805,988	-	-	11,805,988
Short-Term Investments	306,027	-	-	306,027
Total Investments in Securities	$12,112,015	$-	$-	$12,112,015

SiM Dynamic Allocation Equity Income Fund
	Level 1	Level 2	Level 3	Total
Exchanged-Traded Funds
Equity	$35,553,034	$-	$-	$35,553,034
Fixed Income	3,692,440	-	-	3,692,440
Total Exchange-Traded Funds	39,245,474	-	-	39,245,474
Short-Term Investments	1,099,806	-	-	1,099,806
Total Investments in Securities	$40,345,280	$-	$-	$40,345,280

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at July 31, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended July 31, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

SiM Dynamic Allocation Diversified Income Fund

Cost of investments	$10,987,042

Gross unrealized appreciation	$1,193,766
Gross unrealized depreciation	(68,793)
Net unrealized appreciation	$1,124,973

SiM Dynamic Allocation Equity Income Fund

Cost of investments	$30,726,806

Gross unrealized appreciation	$9,798,972
Gross unrealized depreciation	(180,498)
Net unrealized appreciation	$9,618,474

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date  9/12/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  9/12/14

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  9/12/14

* Print the name and title of each signing officer under his or her signature.